Cover	Dec. 09, 2024
Cover [Abstract]
Entity Registrant Name	Winvest Group Ltd.
Entity Central Index Key	0001558740
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 09, 2024
Entity Ex Transition Period	false
Entity File Number	000-56204
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-2052033
Entity Address Address Line 1	50 West Liberty Street
Entity Address Address Line 2	Suite 880
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89501
City Area Code	775
Local Phone Number	996-0288
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	WNLV